SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 12:      SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting" ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2013, 2014 and 2015 and long-lived assets as of December 31, 2014 and 2015: Revenues:

	Year ended December 31,
	2013	2014	2015

United States	$32,041	$60,761	$92,034
Israel	3,383	4,234	5,203
United Kingdom	6,862	12,220	16,746
EMEA (*)	15,551	16,744	28,695
Other	8,320	9,040	18,134

	$66,157	$102,999	$160,812

long-lived assets:

	December 31,
	2014	2015

United States	$606	$929
Israel	1,336	2,418
United Kingdom	143	155
EMEA (*)	15	22
Other	48	60

	$2,148	$3,584

*)	Europe, the Middle East and Africa excluding United Kingdom and Israel